Prepayment for Construction of New Plant (Details) - Schedule of the carrying amount of the prepayment for construction of new plant	Dec. 31, 2021 USD ($)
Schedule of the carrying amount of the prepayment for construction of new plant [Abstract]
Prepaid in 2015	$ 8,469,878
Recognized as construction in progress	(110,041)
Net recognized construction in progress	8,359,837
Impairment loss in 2015:	(1,199,314)
Adjustment construction in progress	7,160,523
Impairment loss in 2016:	(6,989,200)
Translation adjustment:	(171,323)
Adjustment construction in progress